Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Parent CNY (¥)	Noncontrolling Interests CNY (¥)	Class A CNY (¥) shares	Class B CNY (¥) shares	CNY (¥) shares	USD ($) shares
Balance (in shares) at Dec. 31, 2017 | shares	140,479						20,235,183	8,465,000
Balance at Dec. 31, 2017	¥ (40,267)	¥ 1,372,838	¥ 3,134,810	¥ (38,217)	¥ 4,429,260	¥ 78,486	¥ 67	¥ 29	¥ 4,507,746
Net Income			811,297		811,297	(7,551)			803,746
Share-based compensation		112,763			112,763				¥ 112,763
Vesting of restricted shares | shares							133,010
Issuance of ordinary shares upon exercise of options (in shares) | shares							201,630		201,630	201,630
Issuance of ordinary shares upon exercise of options		45,895			45,896		¥ 1		¥ 45,896
Conversion of convertible notes, Shares | shares							1,170,430
Conversion of convertible notes, Value		364,068			364,072		¥ 4		364,072
Other comprehensive income (loss)-foreign currency translation adjustments				75,841	75,841	(89)			75,752
Other comprehensive loss-change in fair value of available-for-sale investments				(1,429)	(1,429)				(1,429)
Non-controlling interest capital injection						63,929			63,929
Impact of acquisition (Note 2(b))						290,663			290,663
Disposal of a subsidiary (Note 2(b))						(87,761)			(87,761)
Transfer of Class B shares to Class A shares | shares							150,000	(150,000)
Transfer of Class B shares to Class A shares, value							¥ 1	¥ (1)
Balance (in shares) at Dec. 31, 2018 | shares	140,479						21,890,253	8,315,000
Balance at Dec. 31, 2018	¥ (40,267)	1,895,564	3,946,107	36,195	5,837,700	337,677	¥ 73	¥ 28	6,175,377
Net Income			829,151		829,151	34,608			863,759
Share-based compensation		94,897			94,897				¥ 94,897
Vesting of restricted shares | shares							124,592
Issuance of ordinary shares upon exercise of options (in shares) | shares							152,410		152,410	152,410
Issuance of ordinary shares upon exercise of options		31,685			31,686		¥ 1		¥ 31,686
Conversion of convertible notes, Shares | shares							457,881
Conversion of convertible notes, Value		141,537			141,539		¥ 2		141,539
Other comprehensive income (loss)-foreign currency translation adjustments				61,651	61,651	(50)			61,601
Other comprehensive loss-change in fair value of available-for-sale investments				(797)	(797)				(797)
Non-controlling interest capital injection		17,640			17,640	500,973			518,613
Impact of acquisition (Note 2(b))						1,001			1,001
Distributions to non-controlling interests						(6,988)			(6,988)
Disposal of a subsidiary (Note 2(b))						(5,728)			(5,728)
Retirement of treasury stock, Shares | shares	(140,479)						(140,479)
Retirement of treasury stock, Value	¥ 40,267		(40,266)				¥ (1)
Balance (in shares) at Dec. 31, 2019 | shares							22,484,657	8,315,000
Balance at Dec. 31, 2019		2,181,323	4,734,992	97,049	7,013,467	861,493	¥ 75	¥ 28	7,874,960
Net Income			(745,225)		(745,225)	1,703			(743,522)
Share-based compensation		59,789			59,789				¥ 59,789
Vesting of restricted shares | shares							75,253
Issuance of ordinary shares upon exercise of options (in shares) | shares							134,639		134,639	134,639
Issuance of ordinary shares upon exercise of options		33,371			33,372		¥ 1		¥ 33,372
Restricted share units for settlement (in shares) | shares							78,993
Restricted share units for settlement		1,290,811			1,290,811				1,290,811
Repurchase of ordinary shares (in shares) | shares	(544,202)
Repurchase of ordinary shares	¥ (290,913)				(290,913)				(290,913)
Other comprehensive income (loss)-foreign currency translation adjustments				(176,934)	(176,934)	24			(176,910)	$ (27,113)
Other comprehensive loss-change in fair value of available-for-sale investments				771	771				771
Divestment of non-controlling interests						(90,849)			(90,849)
Impact of acquisition (Note 2(b))						1,417			1,417
Distributions to non-controlling interests						(28,335)			(28,335)
Disposal of a subsidiary (Note 2(b))						(649,220)			(649,220)
Acquisition of non-controlling interests in subsidiaries		373			373	(4,373)			(4,000)
Balance (in shares) at Dec. 31, 2020 | shares	(544,202)						22,773,542	8,315,000
Balance at Dec. 31, 2020	¥ (290,913)	¥ 3,565,667	¥ 3,989,767	¥ (79,114)	¥ 7,185,511	¥ 91,860	¥ 76	¥ 28	¥ 7,277,371	$ 1,115,305